Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Asbestos liability	$ 384.9	$ 405.2
Other provisions and accruals	49.0	46.3
Net operating loss carryforwards	24.2	17.0
Foreign tax credit carryforwards	112.4	107.0
Total deferred tax assets	570.5	575.5
Valuation allowance	(115.0)	(113.0)
Total deferred tax assets, net of valuation allowance	455.5	462.5
Deferred tax liabilities:
Depreciable and amortizable assets	(117.4)	(112.3)
Other	(9.4)	(3.7)
Total deferred tax liabilities	(126.8)	(116.0)
Net deferred tax assets	$ 328.7	$ 346.5